Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 531,560	$ 463,882
Personnel related liabilities	225,822	385,499
Operating lease liabilities	36,783	36,414
Facility related liabilities	$ 8,547	11,078
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Other liabilities	$ 91,730	13,532
Restructuring liabilities	29,120	4,951
Short term government grants	41	43
Other liabilities	923,603	915,399
Amounts due to third parties for reimbursable expenses	$ 369,200	$ 333,000